Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 138	$ 991
Accounts receivable, net of allowance of $41 and $40	2,391	1,362
Inventory	2,102	1,349
Prepaid expenses and other current assets	227	245
Total current assets	4,858	3,947
Fixed assets, net of accumulated depreciation of $456 and $489	175	88
Other assets	33	33
Right of use lease asset	66
Total assets	5,132	4,068
Current liabilities:
Accounts payable	2,050	1,058
Line of credit	1,166	428
Accrued expenses	873	614
Lease liability	70
Taxes payable	3
Total current liabilities	4,162	2,100
Convertible subordinated notes payable, net	1,982	2,528
Accrued interest expense	166	135
Deferred rent		8
Shareholders' equity (deficit):
Common stock, no par value: Authorized — 100,000,000; issued and outstanding shares — 43,955,282 shares and 41,464,373 shares, respectively	54,589	53,822
Additional paid-in capital	9,478	9,389
Accumulated other comprehensive income	337	296
Accumulated deficit	(65,582)	(64,210)
Total shareholders' equity (deficit)	(1,178)	(703)
Total liabilities and shareholders' equity (deficit)	$ 5,132	$ 4,068